ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES	6 Months Ended
Jun. 30, 2014
ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES
ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES

3. ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES

Allowances for doubtful receivables are comprised of allowances for accounts receivable and allowances for other receivables. The Company establishes an allowance for doubtful accounts primarily based on factors surrounding the credit risk of specific customers.

Analysis of allowances for accounts receivable is as follows:

	At December 31, 2013	At June 30, 2014
Beginning of the year	$1,822	$4,870
Allowances made during the year/period	3,459	2,650
Write off	(486)	(2,051)
Foreign exchange effect	75	(138)
Closing balance	$4,870	$5,331

Analysis of allowances for other receivables is as follows:

	At December 31, 2013	At June 30, 2014
Beginning of the year	$8,696	$8,905
Allowances made during the year/period	203	—
Foreign exchange effect	6	(7)
Closing balance	$8,905	$8,898

Analysis of allowances for advances for purchases of property, plant and equipment is as follows:

	At December 31, 2013	At June 30, 2014
Beginning of the year	$1,275	$1,306
Reversal made during the year/period	(7)	—
Foreign exchange effect	38	(31)
Closing balance	$1,306	$1,275

Analysis of allowances for advances to suppliers is as follows:

	At December 31, 2013	At June 30, 2014
Beginning of the year	$4,425	$4,443
Allowances made during the year/period	3	1
Foreign exchange effect	15	(21)
Closing balance	$4,443	$4,423